CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Equity Investee Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating data:
Revenue	$ 6,131	$ 6,943
Gross profit	4,847	4,841
Income (loss) from operations	(911)	(2,776)	$ 950
Net income (loss)	(4,422)	(2,104)	2,812
Net income (loss) attributable to Equity method investees	(262)	(687)	984
Balance sheet data:
Current assets	13,550	20,527	18,616
Long-term assets	1,289	2,545	105
Current liabilities	(9,672)	$ (70,213)	$ (11,669)
Long-term liabilities	$ (53,071)